Income Tax Expenses (Details) - Schedule of Income Tax Expense	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Schedule Of Income Tax Expense [Abstract]
Current income tax expense	RM 800,000	$ 171,383	RM 2,818,500
Overprovision for tax expense	(173,857)	(37,245)	(2,534,852)
Income tax expense	RM 626,143	$ 134,138	RM 283,648